Advisory Research All Cap Value Fund
Advisory Research International Small Cap Value Fund
Each a series of the Investment Managers Series Trust

Supplement dated July 22, 2010 to the
Prospectus dated December 31 2009, as previously supplemented

The following Minimum Investments table replaces the Minimum Investments table under the heading “Minimum Investments” on page 15 of the Prospectus:

	Minimum Initial Investment	Minimum Additional Investments

Direct Regular Accounts	$2,500	$500

Traditional and Roth IRA Accounts	$2,500	$500

Automatic Investment Plan	$2,500	$100

Gift Account For Minors	$2,500	$500

Any reference to a $25,000 minimum initial investment is replaced with $2,500 and any reference to a $2,500 minimum additional investment is replaced with $500.

In addition, the paragraph under “Systematic Withdrawal Plan” on page 20 of the Prospectus is replaced with the following:

You may request that a predetermined dollar amount be sent to you on a monthly or quarterly basis. Your account must maintain a value of at least $2,500 for you to be eligible to participate in the Systematic Withdrawal Plan (“SWP”). The minimum withdrawal amount is $100. If you elect to receive redemptions through the SWP, the Fund will send a check to your address of record, or will send the payment via electronic funds transfer through the ACH network, directly to your bank account. You may request an application for the SWP by calling the Transfer Agent toll-free at 1-888-665-1414. The Fund may modify or terminate the SWP at any time. You may terminate your participation in the SWP by calling the Transfer Agent at least five business days before the next withdrawal.

Please file this Prospectus Supplement with your records.

Advisory Research Global Value Fund
A series of the Investment Managers Series Trust

Supplement dated July 22, 2010 to the
Prospectus dated July 13, 2010

The following Minimum Investments table replaces the Minimum Investments table under the heading “Minimum Investments” on pages 5 and 11 of the Prospectus:

	Minimum Initial Investment	Minimum Additional Investments

Direct Regular Accounts	$2,500	$500

Traditional and Roth IRA Accounts	$2,500	$500

Automatic Investment Plan	$2,500	$100

Gift Account For Minors	$2,500	$500

In addition, the paragraph under “Systematic Withdrawal Plan” on page 15 of the Prospectus is replaced with the following:

You may request that a predetermined dollar amount be sent to you on a monthly or quarterly basis. Your account must maintain a value of at least $2,500 for you to be eligible to participate in the Systematic Withdrawal Plan (“SWP”). The minimum withdrawal amount is $100. If you elect to receive redemptions through the SWP, the Fund will send a check to your address of record, or will send the payment via electronic funds transfer through the ACH network, directly to your bank account. You may request an application for the SWP by calling the Transfer Agent toll-free at 1-888-665-1414. The Fund may modify or terminate the SWP at any time. You may terminate your participation in the SWP by calling the Transfer Agent at least five business days before the next withdrawal.

Please file this Prospectus Supplement with your records.

Advisory Research Micro Cap Value Fund
Advisory Research Small Cap Value Fund
Advisory Research Small/Mid Cap Value Fund
Each a series of the Investment Managers Series Trust

Supplement dated July 22, 2010 to the
Prospectus dated December 31 2009, as previously supplemented

The following Minimum Investments table replaces the Minimum Investments table under the heading “Minimum Investments” on page 24 of the Prospectus:

	Minimum Initial Investment	Minimum Additional Investments

Direct Regular Accounts	$2,500	$500

Traditional and Roth IRA Accounts	$2,500	$500

Automatic Investment Plan	$2,500	$100

Gift Account For Minors	$2,500	$500

Any reference to a $25,000 minimum initial investment is replaced with $2,500 and any reference to a $2,500 minimum additional investment is replaced with $500.

In addition, the paragraph under “Systematic Withdrawal Plan” on page 29 of the Prospectus is replaced with the following:

You may request that a predetermined dollar amount be sent to you on a monthly or quarterly basis. Your account must maintain a value of at least $2,500 for you to be eligible to participate in the Systematic Withdrawal Plan (“SWP”). The minimum withdrawal amount is $100. If you elect to receive redemptions through the SWP, the Fund will send a check to your address of record, or will send the payment via electronic funds transfer through the ACH network, directly to your bank account. You may request an application for the SWP by calling the Transfer Agent toll-free at 1-888-665-1414. The Fund may modify or terminate the SWP at any time. You may terminate your participation in the SWP by calling the Transfer Agent at least five business days before the next withdrawal.

Please file this Prospectus Supplement with your records.